Net Loss per Common Share (Details - Antidilutive shares) - shares		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		1,270,019	365,189
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		1,133	14
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		71,000	7,694
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	[1],[2]	1,197,886	357,481

[1]	The weighted average number of common shares outstanding as of September 30, 2023 includes pre-funded warrants issued in the June 2023 Financing because the exercise of such warrants requires only nominal consideration. Therefore, these pre-funded warrants are not included in the table above.
[2]	The weighted average number of common shares outstanding as of September 30, 2024 includes the Abeyance Shares from the July 2024 Financing, the exercise of which was prepaid and requires no further consideration for the delivery of the shares of common stock. Therefore, 97,000 of these Abeyance Shares are not included in the table above.